Goodwill and Intangible Assets, Net	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net	Goodwill and Intangible Assets, Net
For the purposes of the goodwill impairment assessment, the company as a whole is considered to be the reporting unit. The fair value of the reporting unit is estimated using a combination of three approaches, all equally weighted: a) discounted cash flow analysis (income approach), b) fair value of comparable transactions (transaction approach) and c) enterprise value to revenue multiple for comparable companies (market approach). Potential impairment is indicated when the carrying value of a reporting unit exceeds its estimated fair value. The Company’s carrying amount of goodwill at December 31, 2020 and 2019 is approximately $118.7 million. As discussed in Note 1 “Organization and Summary of Significant Accounting Policies,” the Company tested goodwill for impairment as of October 1, 2020 and 2019 and the fair value of the reporting unit exceeded the carrying value and therefore, during the years ended December 31, 2020 and 2019, there were no changes in the recognized amounts of goodwill.
A summary of the Company’s intangible assets is as follows:

	December 31, 2020		December 31, 2019
(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Intangible Asset	Accumulated Amortization
Trade names	$4,600	$1,457	$4,600	$1,227
Consumer customer relationships	2,500	1,583	2,500	1,333
PMG customer relationships	600	158	600	134
Management Service Agreement (Complete MD)	2,200	722	2,200	584
	9,900	$3,920	9,900	$3,278
Less accumulated amortization.	(3,920)		(3,278)
Intangible assets, net.	$5,980		$6,622
The remaining weighted average life of all amortizable intangible assets is approximately 10.75 years at December 31, 2020.
Amortization expense for intangible assets was approximately $0.6 million for the years ended December 31, 2020, 2019 and 2018.
Estimated amortization expense for the Company’s intangible assets for the following five years is as follows:

Year ending December 31:	(Dollars in Thousands)
2021	$643
2022	643
2023	643
2024	559
2025	393
Thereafter	3,099
Total	$5,980
Goodwill and Intangible Assets, Net For the purposes of the goodwill impairment assessment, the Company as a whole is considered to be the reporting unit. The fair value of the reporting unit is estimated using a combination of three approaches, all equally weighted: a) discounted cash flow analysis (income approach), b) fair value of comparable transactions (transaction approach) and c) enterprise value to revenue multiple for comparable companies (market approach). Potential impairment is indicated when the carrying value of a reporting unit exceeds its estimated fair value. The Company’s carrying value of goodwill at September 30, 2021 and December 31, 2020 is approximately $118.7 million. The most recently completed annual impairment test of goodwill was performed as of October 1, 2020 and the fair value of the reporting unit exceeded the carrying value and therefore it was determined that no impairment existed. No indicators of impairment were identified during the nine months ended September 30, 2021 and 2020.
A summary of the Company’s intangible assets is as follows:

	September 30, 2021		December 31, 2020
(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Intangible Assets	Accumulated Amortization
Trade names	$4,600	$1,629	$4,600	$1,457
Consumer customer relationships	$2,500	$1,771	$2,500	$1,583
PMG customer relationships	$600	$177	$600	$158
Management Service Agreement (Complete MD)	$2,200	$825	$2,200	$722
	$9,900	$4,402	$9,900	$3,920
Less accumulated amortization	$(4,402)		$(3,920)
Intangible assets, net	$5,498		$5,980
The remaining weighted average life of all amortizable intangible assets is approximately 10 years at September 30, 2021.
Amortization expense for intangible assets was approximately $0.2 million for both the three months ended September 30, 2021 and 2020, respectively, and $0.5 million for both the nine months ended September 30, 2021 and 2020, respectively.
Estimated amortization expense for the Company’s intangible assets for the following five years is as follows:

(Dollars in Thousands)
Remainder of 2021	$160
2022	643
2023	643
2024	559
2025	393
Thereafter	3,100
Total	$5,498